VAT AND OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2018
Vat And Other Taxes Payable [Abstract]
VAT AND OTHER TAXES PAYABLE

NOTE 7 – VAT AND OTHER TAXES PAYABLE

VAT and other taxes payable consist of the following as of December 31, 2018 and 2017:

	2018	2017

VAT payable	$120,305	$105,623
Additions and fees	15,114	5,912
Other taxes	2,276	13,264
Total Other Taxes Payable	$137,695	$124,799

In May of 2016, the Business Tax has been incorporated into Value Added Tax in China, which means there will be no more business or sales tax and accordingly some business operations previously taxed in the name of business tax will be taxed in the manner of VAT thereafter. The Company is subject to 5% of VAT for all of its commission income.

Other additions and fees payable referred to urban maintenance and construction tax payable, 7% of VAT tax paid; additional education tax payable, 3% of VAT tax paid; and local education tax payable 2% of VAT tax paid,

Withholding taxes payable referred to individual income tax payable and social security taxes payable.